November 20, 2015

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM MUTUAL FUND TRUST

1933 ACT REGISTRATION NO. 333-42004

1940 ACT REGISTRATION NO. 811-10027

In accordance with Instruction 3(c)(1)(g) of Form N-1A and pursuant to Rule 497(e) of Regulation C under the Securities Act of 1933, State Farm Mutual Fund Trust is filing herewith in Interactive Data format information required by Form N-1A, Items 2-4, with respect to its fifteen separate investment portfolios.

Please contact the undersigned if you should have any questions concerning this filing.

Sincerely,

/s/ David Moore

David Moore
Assistant Secretary
(309) 766-1908